Note 50 Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Line Items]
Net Gains Loss On Sales Of Real State	€ 54	€ 66	€ 64
Impairment Of Non Current Assets Held For Sale	(36)	(83)	(42)
Gains losses on sale of investments classified as non current assets held for sale	0	0	0
Gains losses on sale of equity instruments classified as non current assets held for sale	0	0	0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	€ 18	€ (17)	€ 22